CURRENT AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2017
CURRENT AND DEFERRED INCOME TAXES
CURRENT AND DEFERRED INCOME TAXES

NOTE 9 — CURRENT AND DEFERRED INCOME TAXES

9.1 Tax Reform

On September 29, 2014, the Official Daily Newspaper published Law N°20,780 that amends the Chilean tax regime, with the main following changes:

•

It establishes a new system of semi-integrated taxation, which can be used as an alternative to the integrated regime of attributed income. Taxpayers may opt freely to any of the two to pay their taxes. In the case of Embotelladora Andina S.A. by a general rule established by law the semi-integrated taxation system applies, which was ratified by the Shareholders’ Meeting.

•

The semi-integrated system establishes the gradual increase in the first category tax rate for the business years 2014, 2015, 2016, 2017 and 2018 onwards, increasing to 21%, 22.5%, 24%, 25.5% and 27% respectively.

9.2Current tax assets

Current tax assets correspond to the following items:

Description	12.31.2017	12.31.2016
	ThCh$	ThCh$
Monthly provisional payments	—	1,330,379
Tax credits (1)	—	371,917

Total	—	1,702,296

(1)	Tax credits correspond to income tax credits on training expenses, purchase of Property, plant and equipment, and donations, and additionally income tax recoveries requested by Brazil.

9.3Current tax liabilities

Current tax payable are detailed as follows:

Description	12.31.2017	12.31.2016
	ThCh$	ThCh$

Income tax expense	3,184,965	10,828,593

Total	3,184,965	10,828,593

9.4Income tax expense

The current and deferred income tax expenses are detailed as follows:

Item	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$

Current income tax expense	40,183,261	35,902,002	33,322,550
Current tax adjustment previous period	137,455	534,392	(117,316)
Withholding tax expense foreign subsidiaries	6,730,031	7,645,218	7,027,661
Other current tax expense (income)	(5,733)	92,008	1,212,398

Current income tax expense	47,045,014	44,173,620	41,445,293

Income (expense) for the creation and reversal of current tax difference	4,752,620	4,633,473	197,269

Expense (income) for deferred taxes	4,752,620	4,633,473	197,269

Total income tax expense	51,797,634	48,807,093	41,642,562

9.5Deferred income taxes

The net cumulative balances of temporary differences that give rise to deferred tax assets and liabilities are detailed as follows:

	12.31.2017		12.31.2016
Temporary differences	Assets	Liabilities	Assets	Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$
Property, plant and equipment	5,978,377	47,179,903	2,127,336	48,561,147
Obsolescence provision	2,215,341	200,979	1,541,553	—
Employee benefits	5,391,796	—	4,383,007	—
Post-employment benefits	61,155	1,020,522	49,900	1,010,779
Tax loss carried-forwards (1)	10,056,534	—	9,928,940	—
Tax Goodwill Brazil	23,195,957	—	31,926,760	—
Contingency provision	31,177,351	—	36,969,451	—
Foreign exchange differences (2)	7,631,498	—	—	2,124,435
Allowance for doubtful accounts	1,155,542	—	1,031,375	—
Coca-Cola incentives (Argentina)	451,790	—	2,408,651	—
Assets and liabilities for placement of bonds	—	1,297,000	—	669,856
Lease liabilities	1,083,010	—	1,767,944	—
Inventories	350,746	—	1,604,538	806.529
Distribution rights	—	163,850,599	—	168,511,436
Others	3,729,093	920,772	2,689,002	353,077

Subtotal	92,478,190	214,469,775	96,428,457	222,037,259

Total liabilities net	3,212,981	125,204,566	—	125,608,802

Total net movement fiscal year	—	121,991,585	—	125,608,802

(1)	Tax losses mainly associated with the subsidiary Embotelladora Andina Chile S.A. In Chile tax losses have no expiration date
(2)

Corresponds to differed taxes for exchange rate differences generated on the translation of debt expressed in foreign currency in the subsidiary Rio de Janeiro Refrescos Ltda. and which for tax purposes are recognized in Brazil when incurred.

9.6Deferred tax liability movement

The movement in deferred income tax accounts is as follows:

Item	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$

Opening Balance	125,608,802	130,201,701	126,126,147
Increase (decrease) in deferred tax	(3,417,011)	(6,409,481)	9,474,186
Increase (decrease) due to foreign currency translation	(200,206)	1,816,582	(5,398,632)

Movements	(3,617,217)	(4,592,899)	4,075,554

Ending balance	121,991,585	125,608,802	130,201,701

9.7Distribution of domestic and foreign tax expense

The composition of domestic and foreign tax expense is detailed as follows:

Income tax	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Current income taxes
Foreign	(30,258,395)	(24,752,106)	(36,438,137)
Domestic	(16,786,619)	(19,421,514)	(5,007,156)

Current income tax expense	(47,045,014)	(44,173,620)	(41,445,293)

Deferred income taxes
Foreign	(4,667,982)	(4,291,287)	9,745,398
Domestic	(84,638)	(342,186)	(9,942,667)

Deferred income tax expense	(4,752,620)	(4,633,473)	(197,269)

Income tax expense	(51,797,634)	(48,807,093)	(41,642,562)

9.8 Reconciliation of effective rate

Below is the reconciliation between the effective tax rate and the statutory rate:

Reconciliation of effective rate	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Net income before taxes	170,798,359	140,856,204	129,740,488

Tax expense at legal rate (25.5%)	(43,553,581)	—	—

Tax expense at legal rate (24.0%)	—	(33,805,489)	(29,191,610)

Effect of a different tax rate in other jurisdictions	(4,971,103)	(9,214,270)	(8,161,392)

Permanent differences:
Non-taxable revenues	9,645,068	6,068,410	11,778,290
Non-deductible expenses	(4,020,729)	(419,761)	(5,557,758)
Effect of tax on excess tax provision previous periods	125,021	86,731	117,316
Effect of tax monetary restatement Chilean companies	(1,465,753)	(1,875,343)	(2,387,349)
Foreign subsidiaries tax withholding expense and other legal tax debits and credits	(7,556,557)	(9,647,371)	(8,240,059)

Adjustments to tax expense	(3,272,950)	(5,787,334)	(4,289,560)

Tax expense at effective rate	(51,797,634)	(48,807,093)	(41,642,562)

Effective rate	30.6%	34.7%	32.1%

Below are the income tax rates applicable in each jurisdiction where the Company operates:

	Rate
Country	2017	2016	2015
Chile	25.5%	24.0%	22.5%
Brazil	34.0%	34.0%	34.0%
Argentina	35.0%	35.0%	35.0%
Paraguay	10.0%	10.0%	10.0%